Other Income - Schedule of Other Income (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Other Income [Abstract]
Interest income	$ 52,991	$ 41,663	$ 5	$ 28,494	$ 20,856	$ 4
Government grants	3,596	2,827	2,784	7,133	5,222	4,296	16,188
Other miscellaneous income				159	116	20,534	34,290
Total other income	$ 56,587	$ 44,490	$ 2,789	$ 35,786	$ 26,194	$ 24,834	$ 50,478